Submission	May 02, 2025
Submission [Line Items]
Central Index Key	0001142750
Registrant Name	AMN HEALTHCARE SERVICES INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES